OPERATING LEASES AND COMMITMENT (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Operating lease liability		$ 0	$ 172,942
Future payment amount		$ 0	$ 175,910
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667